PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 192,538	¥ 156,907	¥ 99,897
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	150,188	127,850	85,059
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	19,303	11,211	5,313
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	22,314	16,511	8,064
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 733	¥ 1,335	¥ 1,461